Transactions with Related Parties - Cardiff, Fabiana, Azara, Basset and Vivid (Details) $ in Thousands	12 Months Ended			24 Months Ended	47 Months Ended	48 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 USD ($)
Termination cost	$ 0	$ 0	$ (28,241)
Cardiff Marine Inc. | Agreement to acquire Newcastlemax newbuildings
Number of vessels	7
Cardiff Tankers Inc. and Cardiff Gas Ltd
Chartering commission	1.25%
Fabiana Services S.A. | Consultancy Agreement commencing on February 3, 2013
Termination cost					$ 0
Basset Holdings Inc. | Consultancy Agreement Effective 1 January 2015 between Company and Basset Holdings | Renewal
Termination cost				$ 0
Vivid Finance Limited | Consultancy Agreement Effective January 1, 2013 between Company and Vivid
Termination cost						$ 0